Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.32%
Communication services: 8.91%
Diversified telecommunication services: 0.58%
AT&T, Inc.	82,213	$1,391,866
Verizon Communications, Inc.	6,526	261,171
		1,653,037
Entertainment: 1.31%
Electronic Arts, Inc.	1,760	245,485
Live Nation Entertainment, Inc.†	4,304	417,402
Netflix, Inc.†	4,407	2,657,068
Walt Disney Co.	3,347	373,458
		3,693,413
Interactive media & services: 6.39%
Alphabet, Inc. Class A†	34,045	4,713,871
Alphabet, Inc. Class C†	37,867	5,293,049
Meta Platforms, Inc. Class A	15,565	7,628,873
TripAdvisor, Inc.†	16,718	448,377
		18,084,170
Media: 0.63%
Comcast Corp. Class A	41,770	1,789,845
Consumer discretionary: 10.00%
Automobiles: 1.64%
Ford Motor Co.	48,029	597,481
General Motors Co.	22,891	938,073
Tesla, Inc.†	15,413	3,111,576
		4,647,130
Broadline retail: 3.67%
Amazon.com, Inc.†	52,496	9,279,193
eBay, Inc.	23,651	1,118,219
		10,397,412
Hotels, restaurants & leisure: 1.46%
Airbnb, Inc. Class A†	3,975	625,943
Booking Holdings, Inc.†	163	565,419
Expedia Group, Inc.†	4,381	599,409
McDonald’s Corp.	6,993	2,043,914
Royal Caribbean Cruises Ltd.†	2,423	298,877
		4,133,562
Household durables: 0.76%
Lennar Corp. Class A	3,218	510,085
NVR, Inc.†	54	411,781
PulteGroup, Inc.	11,292	1,223,827
		2,145,693
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Specialty retail: 1.66%
Dick’s Sporting Goods, Inc.	2,553	$454,153
Home Depot, Inc.	6,618	2,518,877
TJX Cos., Inc.	7,782	771,508
Ulta Beauty, Inc.†	1,747	958,334
		4,702,872
Textiles, apparel & luxury goods: 0.81%
Crocs, Inc.†	5,535	676,654
Deckers Outdoor Corp.†	518	463,916
lululemon athletica, Inc.†	664	310,148
NIKE, Inc. Class B	8,023	833,830
		2,284,548
Consumer staples: 5.24%
Beverages: 0.80%
Coca-Cola Co.	15,196	912,064
PepsiCo, Inc.	8,249	1,363,889
		2,275,953
Consumer staples distribution & retail: 2.28%
Costco Wholesale Corp.	3,686	2,741,978
Sysco Corp.	8,234	666,707
Target Corp.	8,241	1,260,214
Walmart, Inc.	30,366	1,779,751
		6,448,650
Food products: 0.43%
Archer-Daniels-Midland Co.	10,545	560,045
Bunge Global SA	3,918	369,742
Ingredion, Inc.	2,408	283,253
		1,213,040
Household products: 1.26%
Colgate-Palmolive Co.	14,497	1,254,280
Kimberly-Clark Corp.	7,787	943,551
Procter & Gamble Co.	8,572	1,362,434
		3,560,265
Tobacco: 0.47%
Altria Group, Inc.	17,164	702,179
Philip Morris International, Inc.	6,861	617,216
		1,319,395
Energy: 3.60%
Energy equipment & services: 0.21%
Halliburton Co.	17,030	597,242
Oil, gas & consumable fuels: 3.39%
Cheniere Energy, Inc.	4,446	690,019
See accompanying notes to portfolio of investments
2 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Chevron Corp.	13,314	$2,023,861
EOG Resources, Inc.	3,506	401,297
Exxon Mobil Corp.	28,999	3,030,976
HF Sinclair Corp.	4,605	255,578
Marathon Petroleum Corp.	7,612	1,288,179
Phillips 66	2,795	398,315
Valero Energy Corp.	10,644	1,505,700
		9,593,925
Financials: 13.61%
Banks: 3.25%
Bank of America Corp.	25,933	895,207
Bank OZK	12,648	553,982
Citigroup, Inc.	20,224	1,122,230
East West Bancorp, Inc.	9,021	657,270
JPMorgan Chase & Co.	20,428	3,800,834
Wells Fargo & Co.	39,217	2,180,073
		9,209,596
Capital markets: 2.28%
Ameriprise Financial, Inc.	2,753	1,121,462
Bank of New York Mellon Corp.	13,982	784,250
CME Group, Inc.	2,049	451,497
Coinbase Global, Inc. Class A†	3,119	634,904
Goldman Sachs Group, Inc.	3,754	1,460,494
Interactive Brokers Group, Inc. Class A	10,066	1,094,375
Jefferies Financial Group, Inc.	15,285	639,219
S&P Global, Inc.	604	258,742
		6,444,943
Consumer finance: 0.75%
American Express Co.	1,955	428,966
Capital One Financial Corp.	8,084	1,112,439
Synchrony Financial	13,855	572,212
		2,113,617
Financial services: 5.03%
Apollo Global Management, Inc.	12,352	1,380,954
Berkshire Hathaway, Inc. Class B†	9,878	4,044,053
Block, Inc.†	5,824	462,833
Corebridge Financial, Inc.	22,065	547,874
Euronet Worldwide, Inc.†	2,885	315,734
FleetCor Technologies, Inc.†	565	157,788
Mastercard, Inc. Class A	3,541	1,681,125
MGIC Investment Corp.	16,373	325,659
PayPal Holdings, Inc.†	12,771	770,602
Visa, Inc. Class A	13,149	3,716,433
WEX, Inc.†	3,837	843,104
		14,246,159
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Insurance: 2.30%
Arch Capital Group Ltd.†	5,795	$507,584
Cincinnati Financial Corp.	3,412	388,968
Everest Group Ltd.	1,879	693,126
Hartford Financial Services Group, Inc.	11,223	1,075,612
MetLife, Inc.	13,784	961,296
Progressive Corp.	4,385	831,221
Reinsurance Group of America, Inc.	8,034	1,420,813
Unum Group	6,111	302,189
W R Berkley Corp.	3,814	318,850
		6,499,659
Health care: 11.67%
Biotechnology: 2.30%
AbbVie, Inc.	6,234	1,097,496
Amgen, Inc.	1,061	290,534
Exelixis, Inc.†	31,694	694,098
Gilead Sciences, Inc.	6,342	457,258
Incyte Corp.†	6,222	363,116
Regeneron Pharmaceuticals, Inc.†	1,431	1,382,475
United Therapeutics Corp.†	4,181	943,401
Vertex Pharmaceuticals, Inc.†	3,039	1,278,629
		6,507,007
Health care equipment & supplies: 2.92%
Abbott Laboratories	14,082	1,670,689
Boston Scientific Corp.†	15,644	1,035,789
Edwards Lifesciences Corp.†	13,353	1,133,269
Intuitive Surgical, Inc.†	4,932	1,901,779
ResMed, Inc.	731	126,989
Shockwave Medical, Inc.†	1,836	478,957
Stryker Corp.	2,473	863,250
Zimmer Biomet Holdings, Inc.	8,479	1,054,449
		8,265,171
Health care providers & services: 2.75%
Cardinal Health, Inc.	3,854	431,571
Cencora, Inc.	5,263	1,239,963
Centene Corp.†	15,307	1,200,528
CVS Health Corp.	15,620	1,161,659
Elevance Health, Inc.	1,300	651,625
McKesson Corp.	2,037	1,062,112
Tenet Healthcare Corp.†	5,768	536,424
UnitedHealth Group, Inc.	3,044	1,502,519
		7,786,401
Health care technology: 0.24%
Doximity, Inc. Class A†	9,771	275,835
Veeva Systems, Inc. Class A†	1,841	415,164
		690,999
See accompanying notes to portfolio of investments
4 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 0.08%
Medpace Holdings, Inc.†	538	$213,866
Pharmaceuticals: 3.38%
Bristol-Myers Squibb Co.	14,426	732,119
Eli Lilly & Co.	4,594	3,462,406
Johnson & Johnson	6,907	1,114,652
Merck & Co., Inc.	14,293	1,817,355
Organon & Co.	30,308	527,662
Pfizer, Inc.	48,077	1,276,925
Zoetis, Inc.	3,173	629,301
		9,560,420
Industrials: 9.69%
Aerospace & defense: 1.81%
General Dynamics Corp.	2,645	722,746
Howmet Aerospace, Inc.	11,518	766,523
Lockheed Martin Corp.	2,946	1,261,595
Northrop Grumman Corp.	2,474	1,140,563
Textron, Inc.	13,969	1,244,219
		5,135,646
Air freight & logistics: 0.27%
United Parcel Service, Inc. Class B	5,131	760,722
Building products: 0.91%
Builders FirstSource, Inc.†	4,020	784,623
Carrier Global Corp.	12,324	684,968
Owens Corning	7,342	1,099,685
		2,569,276
Commercial services & supplies: 0.56%
Copart, Inc.†	18,173	965,895
Waste Management, Inc.	3,026	622,297
		1,588,192
Construction & engineering: 0.93%
EMCOR Group, Inc.	5,862	1,837,854
Quanta Services, Inc.	3,292	795,051
		2,632,905
Electrical equipment: 0.98%
Acuity Brands, Inc.	1,118	280,887
Emerson Electric Co.	12,272	1,311,263
nVent Electric PLC	4,566	307,383
Vertiv Holdings Co.	12,971	877,099
		2,776,632
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Ground transportation: 0.45%
CSX Corp.	20,703	$785,472
Uber Technologies, Inc.†	6,033	479,623
		1,265,095
Industrial conglomerates: 0.18%
General Electric Co.	3,198	501,734
Machinery: 2.27%
AGCO Corp.	5,733	628,910
Allison Transmission Holdings, Inc.	18,271	1,376,354
Caterpillar, Inc.	4,227	1,411,649
Cummins, Inc.	910	244,435
PACCAR, Inc.	15,766	1,748,292
Parker-Hannifin Corp.	1,881	1,007,182
		6,416,822
Passenger airlines: 0.41%
United Airlines Holdings, Inc.†	25,857	1,176,235
Professional services: 0.70%
Automatic Data Processing, Inc.	4,605	1,156,454
CACI International, Inc. Class A†	1,137	426,205
Paycom Software, Inc.	1,511	275,591
Verisk Analytics, Inc.	496	119,982
		1,978,232
Trading companies & distributors: 0.22%
WW Grainger, Inc.	645	627,882
Information technology: 28.68%
Communications equipment: 1.14%
Arista Networks, Inc.†	3,013	836,228
Cisco Systems, Inc.	43,517	2,104,917
F5, Inc.†	1,445	270,533
		3,211,678
Electronic equipment, instruments & components: 0.41%
Jabil, Inc.	8,117	1,169,579
IT services: 1.21%
Accenture PLC Class A	3,380	1,266,757
Amdocs Ltd.	6,634	605,021
EPAM Systems, Inc.†	1,098	334,231
Okta, Inc.†	10,218	1,096,391
Snowflake, Inc. Class A†	714	134,432
		3,436,832
Semiconductors & semiconductor equipment: 8.89%
Advanced Micro Devices, Inc.†	7,592	1,461,688
Applied Materials, Inc.	13,042	2,629,528
See accompanying notes to portfolio of investments
6 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment(continued)
Broadcom, Inc.	3,450	$4,486,690
Enphase Energy, Inc.†	3,893	494,450
Intel Corp.	3,092	133,111
KLA Corp.	2,778	1,895,429
Lam Research Corp.	852	799,389
NVIDIA Corp.	14,063	11,125,521
QUALCOMM, Inc.	13,538	2,136,161
		25,161,967
Software: 11.54%
Adobe, Inc.†	3,910	2,190,695
AppLovin Corp. Class A†	7,251	433,030
Autodesk, Inc.†	2,833	731,396
Cadence Design Systems, Inc.†	846	257,505
Crowdstrike Holdings, Inc. Class A†	1,707	553,324
Datadog, Inc. Class A†	918	120,680
Fortinet, Inc.†	13,882	959,385
Intuit, Inc.	891	590,635
Manhattan Associates, Inc.†	1,339	339,209
Microsoft Corp.	45,710	18,907,484
Nutanix, Inc. Class A†	6,898	435,678
Oracle Corp.	2,315	258,539
Palantir Technologies, Inc. Class A†	22,267	558,456
RingCentral, Inc. Class A†	4,246	141,901
Salesforce, Inc.†	10,349	3,195,978
ServiceNow, Inc.†	1,685	1,299,708
Synopsys, Inc.†	2,226	1,277,123
Zoom Video Communications, Inc. Class A†	5,746	406,415
		32,657,141
Technology hardware, storage & peripherals: 5.49%
Apple, Inc.	86,025	15,549,019
Materials: 1.99%
Chemicals: 0.50%
Albemarle Corp.	1,758	242,340
CF Industries Holdings, Inc.	12,343	996,327
Mosaic Co.	5,591	174,216
		1,412,883
Construction materials: 0.25%
Eagle Materials, Inc.	2,850	722,617
Containers & packaging: 0.07%
Packaging Corp. of America	1,024	185,539
Metals & mining: 1.17%
Cleveland-Cliffs, Inc.†	29,474	613,059
Freeport-McMoRan, Inc.	17,209	650,672
Nucor Corp.	3,187	612,860
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 7

Portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Metals & mining(continued)
Reliance, Inc.	2,992	$961,090
Steel Dynamics, Inc.	3,546	474,526
		3,312,207
Real estate: 2.95%
Hotel & resort REITs: 0.19%
Host Hotels & Resorts, Inc.	25,565	530,218
Industrial REITs : 0.73%
Prologis, Inc.	15,631	2,083,143
Residential REITs : 0.16%
AvalonBay Communities, Inc.	1,182	209,249
Equity Residential	3,993	240,419
		449,668
Retail REITs : 0.61%
NNN REIT, Inc.	7,075	287,882
Simon Property Group, Inc.	9,690	1,435,476
		1,723,358
Specialized REITs : 1.26%
CubeSmart	9,856	429,821
Gaming & Leisure Properties, Inc.	11,919	542,076
Public Storage	4,807	1,364,563
VICI Properties, Inc.	41,013	1,227,519
		3,563,979
Utilities: 1.98%
Electric utilities: 1.17%
American Electric Power Co., Inc.	11,510	980,537
Evergy, Inc.	5,457	270,340
NextEra Energy, Inc.	30,184	1,665,855
PPL Corp.	15,208	401,035
		3,317,767
Independent power and renewable electricity producers: 0.40%
Brookfield Renewable Corp. Class A	13,566	321,786
Clearway Energy, Inc. Class C	14,738	321,288
Vistra Corp.	9,175	500,404
		1,143,478
Multi-utilities: 0.41%
Consolidated Edison, Inc.	1,921	167,530
Public Service Enterprise Group, Inc.	15,844	988,666
		1,156,196
Total common stocks (Cost $172,602,685)		278,294,632
See accompanying notes to portfolio of investments
8 | Allspring Disciplined Large Cap Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.45%
Investment companies: 1.45%
Allspring Government Money Market Fund Select Class♠∞		5.24%	4,102,382	$4,102,382
Total short-term investments (Cost $4,102,382)				4,102,382
Total investments in securities (Cost $176,705,067)	99.77%			282,397,014
Other assets and liabilities, net	0.23			639,933
Total net assets	100.00%			$283,036,947

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,921,909	$88,738,549	$(86,558,076)	$0	$0	$4,102,382	4,102,382	$149,143
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	16	3-15-2024	$4,037,200	$4,083,000	$45,800	$0
See accompanying notes to portfolio of investments
Allspring Disciplined Large Cap Portfolio | 9

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
10 | Allspring Disciplined Large Cap Portfolio

Notes to portfolio of investments—February 29, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$25,220,465	$0	$0	$25,220,465
Consumer discretionary	28,311,217	0	0	28,311,217
Consumer staples	14,817,303	0	0	14,817,303
Energy	10,191,167	0	0	10,191,167
Financials	38,513,974	0	0	38,513,974
Health care	33,023,864	0	0	33,023,864
Industrials	27,429,373	0	0	27,429,373
Information technology	81,186,216	0	0	81,186,216
Materials	5,633,246	0	0	5,633,246
Real estate	8,350,366	0	0	8,350,366
Utilities	5,617,441	0	0	5,617,441
Short-term investments
Investment companies	4,102,382	0	0	4,102,382
	282,397,014	0	0	282,397,014
Futures contracts	45,800	0	0	45,800
Total assets	$282,442,814	$0	$0	$282,442,814
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 29, 2024, $349,800 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Disciplined Large Cap Portfolio | 11